Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) Income - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net (loss) income for the period	$ (875,993)	$ 160,569	$ 435,454
Currency translation differences	38,570	7,994	2,305
Total comprehensive (loss) income for the period	(837,423)	168,563	437,759
Attributable to:
Equity holders of the Company	(863,026)	164,977	413,462
Non-controlling interests	25,603	3,586	24,297
Total comprehensive (loss) income for the period	$ (837,423)	$ 168,563	$ 437,759